Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
November 30, 2024
SHI-NPRT1-0125
1.824030.119
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (b)(c)(d)	150,000	150,000
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	149,991
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 6.2% 1/15/2033 (b)(c)(d)(e)	250,000	250,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		549,991
TOTAL ASSET-BACKED SECURITIES (Cost $550,000)		549,991

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 7/8/2031 (b)(c)(f)	15,000	15,042
Media - 0.0%
Diamond Sports Group LLC Tranche DIP, term loan 10% 8/2/2027 (f)	44,977	47,901
TOTAL COMMUNICATION SERVICES		62,943

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 12/21/2028 (b)(c)(f)	127,086	128,178
Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(f)	257,337	217,725
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(c)(f)(g)	80,769	81,375
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(f)	75,504	76,070
		375,170
Utilities - 0.1%
Electric Utilities - 0.1%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9217% 1/20/2031 (b)(c)(f)	160,473	161,022
TOTAL UNITED STATES		727,313
TOTAL BANK LOAN OBLIGATIONS (Cost $726,281)		727,313

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (h) (Cost $31,444)	3,310	35,318

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	532,129	591,329
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (d)	10,000	10,775
Financials - 0.1%
Financial Services - 0.1%
Global Payments Inc 1.5% 3/1/2031 (d)	324,000	327,091
TOTAL UNITED STATES		929,195
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $930,682)		929,195

Non-Convertible Corporate Bonds - 90.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.3%
Materials - 1.3%
Chemicals - 0.1%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)	445,000	412,906
Metals & Mining - 1.2%
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (d)	950,000	924,756
Mineral Resources Ltd 8% 11/1/2027 (d)	1,885,000	1,921,258
		2,846,014
TOTAL AUSTRALIA		3,258,920
BELGIUM - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)	600,000	583,068
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
ERO Copper Corp 6.5% 2/15/2030 (d)	415,000	408,256
CANADA - 3.3%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	1,645,000	1,565,519
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	95,000	97,970
		1,663,489
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Baytex Energy Corp 7.375% 3/15/2032 (d)	280,000	278,974
Parkland Corp 6.625% 8/15/2032 (d)	595,000	598,675
		877,649
Information Technology - 0.8%
Software - 0.8%
Open Text Corp 3.875% 12/1/2029 (d)	600,000	547,312
Open Text Corp 3.875% 2/15/2028 (d)	1,375,000	1,297,848
		1,845,160
Materials - 1.3%
Chemicals - 1.3%
Methanex Corp 5.125% 10/15/2027	790,000	775,966
Methanex Corp 5.25% 12/15/2029	65,000	63,529
Methanex Corp 5.65% 12/1/2044	514,000	458,768
NOVA Chemicals Corp 5% 5/1/2025 (d)	1,000,000	995,695
NOVA Chemicals Corp 5.25% 6/1/2027 (d)	980,000	962,855
		3,256,813
Utilities - 0.1%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)	130,000	119,764
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 6.5% 3/15/2040	270,000	275,132
TOTAL UTILITIES		394,896

TOTAL CANADA		8,038,007
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Amer Sports Co 6.75% 2/16/2031 (d)	700,000	715,282
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 7/15/2029 (d)	550,000	419,142
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (d)	180,000	171,527
TOTAL FRANCE		590,669
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 6.875% 4/14/2028 (d)	650,000	652,970
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Azorra Finance Ltd 7.75% 4/15/2030 (d)	410,000	411,923
GUATEMALA - 0.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 5.125% 1/15/2028 (d)	900,000	867,942
HONG KONG - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Melco Resorts Finance Ltd 5.375% 12/4/2029 (d)	265,000	241,525
Melco Resorts Finance Ltd 5.75% 7/21/2028 (d)	400,000	379,639

TOTAL HONG KONG		621,164
IRELAND - 0.7%
Financials - 0.6%
Financial Services - 0.6%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	485,000	479,998
GGAM Finance Ltd 6.875% 4/15/2029 (d)	285,000	290,859
GGAM Finance Ltd 7.75% 5/15/2026 (d)	440,000	448,471
GGAM Finance Ltd 8% 2/15/2027 (d)	270,000	279,690
		1,499,018
Industrials - 0.1%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)	250,000	249,820
TOTAL IRELAND		1,748,838
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.861% 6/19/2032 (c)(d)	83,000	83,215
UniCredit SpA 7.296% 4/2/2034 (c)(d)	207,000	217,885

TOTAL ITALY		301,100
LUXEMBOURG - 0.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)	1,145,000	1,064,127
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
Ziggo BV 4.875% 1/15/2030 (d)	450,000	415,636
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	535,000	547,774
PANAMA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)	816,000	809,493
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	1,015,000	833,155
UNITED KINGDOM - 2.3%
Communication Services - 0.7%
Media - 0.7%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	1,845,000	1,629,407
Consumer Discretionary - 0.6%
Automobile Components - 0.5%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	70,000	72,385
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	165,000	174,087
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)	855,000	898,510
		1,144,982
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	365,000	365,456
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
eG Global Finance PLC 12% 11/30/2028 (d)	620,000	695,014
Health Care - 0.2%
Health Care Providers & Services - 0.2%
180 Medical Inc 3.875% 10/15/2029 (d)	585,000	539,461
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	635,000	646,228
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	390,000	390,442
TOTAL UNITED KINGDOM		5,410,990
UNITED STATES - 79.7%
Communication Services - 5.7%
Diversified Telecommunication Services - 0.5%
Cogent Communications Group LLC 7% 6/15/2027 (d)	415,000	421,160
Level 3 Financing Inc 10.5% 5/15/2030 (d)	550,000	603,624
Level 3 Financing Inc 11% 11/15/2029 (d)	131,422	149,332
		1,174,116
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (d)	445,000	404,459
Media - 5.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)	405,000	387,987
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	100,000	89,547
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	1,180,000	1,042,582
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	640,000	582,416
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	2,449,000	2,393,137
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	700,000	690,545
CSC Holdings LLC 5.375% 2/1/2028 (d)	100,000	87,114
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	618,715	558,694
Lamar Media Corp 3.625% 1/15/2031	1,145,000	1,021,913
Nexstar Media Inc 5.625% 7/15/2027 (d)(i)	825,000	813,028
Scripps Escrow II Inc 3.875% 1/15/2029 (d)	230,000	164,869
Sirius XM Radio Inc 5% 8/1/2027 (d)	2,255,000	2,215,977
Sirius XM Radio Inc 5.5% 7/1/2029 (d)(i)	1,420,000	1,387,781
TEGNA Inc 4.625% 3/15/2028	835,000	793,757
TEGNA Inc 5% 9/15/2029	120,000	113,413
		12,342,760
TOTAL COMMUNICATION SERVICES		13,921,335

Consumer Discretionary - 13.1%
Automobile Components - 0.3%
Dana Inc 4.5% 2/15/2032 (i)	180,000	158,224
Patrick Industries Inc 6.375% 11/1/2032 (d)	365,000	361,101
Phinia Inc 6.75% 4/15/2029 (d)	175,000	179,627
		698,952
Automobiles - 0.6%
Ford Motor Co 3.25% 2/12/2032	440,000	375,304
Ford Motor Co 5.291% 12/8/2046	220,000	198,970
Ford Motor Co 6.1% 8/19/2032	550,000	561,141
Thor Industries Inc 4% 10/15/2029 (d)	235,000	215,743
		1,351,158
Broadline Retail - 0.7%
Kohl's Corp 4.25% 7/17/2025	20,000	19,727
Match Group Holdings II LLC 3.625% 10/1/2031 (d)(i)	285,000	247,235
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	850,000	769,307
Nordstrom Inc 4.375% 4/1/2030 (i)	650,000	593,902
		1,630,171
Diversified Consumer Services - 0.6%
Service Corp International/US 5.125% 6/1/2029 (i)	1,345,000	1,323,377
Sotheby's 7.375% 10/15/2027 (d)	155,000	153,271
		1,476,648
Hotels, Restaurants & Leisure - 6.8%
Aramark Services Inc 5% 2/1/2028 (d)	830,000	812,628
Boyd Gaming Corp 4.75% 12/1/2027	650,000	634,633
Caesars Entertainment Inc 4.625% 10/15/2029 (d)(i)	700,000	658,900
Carnival Corp 7.625% 3/1/2026 (d)	730,000	734,738
Churchill Downs Inc 5.75% 4/1/2030 (d)	500,000	496,371
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	565,000	498,163
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,590,000	1,455,891
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	1,085,000	1,094,568
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (d)	50,000	50,597
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)(i)	500,000	475,111
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	211,000	209,830
Life Time Inc 6% 11/15/2031 (d)	485,000	485,157
NCL Corp Ltd 8.375% 2/1/2028 (d)	430,000	449,943
Neogen Food Safety Corp 8.625% 7/20/2030 (d)	75,000	80,790
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)	160,000	159,759
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)	1,345,000	1,345,280
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (d)	1,745,000	1,749,720
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	215,000	219,654
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (d)(i)	297,000	284,593
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)(i)	1,745,000	1,734,691
Yum! Brands Inc 3.625% 3/15/2031	2,380,000	2,154,686
Yum! Brands Inc 4.625% 1/31/2032	750,000	705,349
Yum! Brands Inc 5.35% 11/1/2043	85,000	83,948
		16,575,000
Household Durables - 1.4%
Century Communities Inc 3.875% 8/15/2029 (d)	215,000	196,020
LGI Homes Inc 7% 11/15/2032 (d)	430,000	433,861
LGI Homes Inc 8.75% 12/15/2028 (d)	140,000	148,527
Newell Brands Inc 6.625% 9/15/2029	1,010,000	1,036,870
Newell Brands Inc 6.875% 4/1/2036 (j)	280,000	284,681
Tempur Sealy International Inc 3.875% 10/15/2031 (d)	1,185,000	1,050,153
TopBuild Corp 4.125% 2/15/2032 (d)	380,000	341,593
		3,491,705
Leisure Products - 0.2%
Mattel Inc 3.75% 4/1/2029 (d)	315,000	297,952
Mattel Inc 6.2% 10/1/2040	185,000	185,813
		483,765
Specialty Retail - 1.7%
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)(i)	1,060,000	1,006,394
Asbury Automotive Group Inc 5% 2/15/2032 (d)(i)	325,000	302,356
Bath & Body Works Inc 6.625% 10/1/2030 (d)(i)	1,145,000	1,172,397
Bath & Body Works Inc 6.875% 11/1/2035	580,000	606,402
Foot Locker Inc 4% 10/1/2029 (d)	95,000	82,585
Gap Inc/The 3.875% 10/1/2031 (d)(i)	680,000	597,968
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	225,000	227,539
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (i)	235,000	239,968
		4,235,609
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands Inc 4.875% 5/15/2026 (d)	635,000	626,311
Kontoor Brands Inc 4.125% 11/15/2029 (d)	60,000	55,567
Levi Strauss & Co 3.5% 3/1/2031 (d)	760,000	674,581
William Carter Co/The 5.625% 3/15/2027 (d)	574,000	576,454
		1,932,913
TOTAL CONSUMER DISCRETIONARY		31,875,921

Consumer Staples - 4.1%
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,880,000	1,737,193
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)	700,000	686,022
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	500,000	481,561
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)	345,000	350,963
C&S Group Enterprises LLC 5% 12/15/2028 (d)	350,000	287,454
Performance Food Group Inc 6.125% 9/15/2032 (d)	360,000	363,192
US Foods Inc 4.625% 6/1/2030 (d)(i)	785,000	747,787
US Foods Inc 5.75% 4/15/2033 (d)	215,000	212,286
US Foods Inc 7.25% 1/15/2032 (d)	180,000	187,887
		5,054,345
Food Products - 1.6%
Darling Ingredients Inc 5.25% 4/15/2027 (d)	635,000	627,835
Darling Ingredients Inc 6% 6/15/2030 (d)	110,000	109,617
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	1,725,000	1,579,535
Pilgrim's Pride Corp 4.25% 4/15/2031	500,000	466,385
Post Holdings Inc 5.625% 1/15/2028 (d)	1,000,000	1,009,380
		3,792,752
Household Products - 0.3%
Central Garden & Pet Co 4.125% 4/30/2031 (d)(i)	500,000	452,923
Resideo Funding Inc 6.5% 7/15/2032 (d)	365,000	370,761
		823,684
Personal Care Products - 0.1%
Prestige Brands Inc 3.75% 4/1/2031 (d)	500,000	448,400
TOTAL CONSUMER STAPLES		10,119,181

Energy - 13.7%
Energy Equipment & Services - 0.6%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	355,000	359,853
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	320,000	330,788
Transocean Inc 8.25% 5/15/2029 (d)	455,000	459,170
Valaris Ltd 8.375% 4/30/2030 (d)	280,000	285,169
		1,434,980
Oil, Gas & Consumable Fuels - 13.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)	1,545,000	1,541,821
Apache Corp 4.25% 1/15/2030	124,000	117,977
Apache Corp 5.1% 9/1/2040	341,000	299,800
Apache Corp 5.25% 2/1/2042	515,000	451,588
Apache Corp 5.35% 7/1/2049	85,000	72,753
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)	100,000	100,095
Buckeye Partners LP 3.95% 12/1/2026	1,145,000	1,115,818
California Resources Corp 8.25% 6/15/2029 (d)	695,000	713,243
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	710,000	661,252
Continental Resources Inc/OK 5.75% 1/15/2031 (d)	930,000	936,840
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)	350,000	354,971
CVR Energy Inc 5.75% 2/15/2028 (d)	85,000	80,429
DCP Midstream Operating LP 5.125% 5/15/2029	1,650,000	1,665,182
DCP Midstream Operating LP 5.6% 4/1/2044	50,000	48,247
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	215,000	224,992
DCP Midstream Operating LP 8.125% 8/16/2030	15,000	17,218
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	430,000	448,335
Energy Transfer LP 5.625% 5/1/2027 (d)	1,098,000	1,100,748
Energy Transfer LP 7.375% 2/1/2031 (d)	185,000	194,826
EnLink Midstream LLC 5.625% 1/15/2028 (d)	460,000	467,930
EnLink Midstream Partners LP 5.05% 4/1/2045	145,000	129,012
EnLink Midstream Partners LP 5.45% 6/1/2047	300,000	280,553
EnLink Midstream Partners LP 5.6% 4/1/2044	508,000	485,406
EQM Midstream Partners LP 5.5% 7/15/2028	450,000	457,358
EQM Midstream Partners LP 7.5% 6/1/2027 (d)	355,000	364,730
Eqt Corp 3.9% 10/1/2027	824,000	805,347
Expand Energy Corp 5.375% 2/1/2029	975,000	970,410
Expand Energy Corp 6.75% 4/15/2029 (d)	700,000	710,567
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	115,000	115,906
Global Partners LP / GLP Finance Corp 7% 8/1/2027 (i)	850,000	856,534
Harvest Midstream I LP 7.5% 5/15/2032 (d)	860,000	883,712
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	565,000	554,109
Hess Midstream Operations LP 5.625% 2/15/2026 (d)	297,000	296,628
Hess Midstream Operations LP 6.5% 6/1/2029 (d)(i)	1,155,000	1,181,205
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)	190,000	188,513
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)	1,000,000	949,373
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	235,000	242,201
Kinetik Holdings LP 5.875% 6/15/2030 (d)	370,000	369,233
Kinetik Holdings LP 6.625% 12/15/2028 (d)	395,000	404,440
Matador Resources Co 6.5% 4/15/2032 (d)	385,000	385,957
Murphy Oil Corp 6% 10/1/2032	245,000	239,863
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	430,000	384,825
Occidental Petroleum Corp 5.55% 3/15/2026	830,000	834,365
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (i)	400,000	395,776
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	455,000	467,017
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	95,000	94,524
Permian Resources Operating LLC 6.25% 2/1/2033 (d)(i)	470,000	473,519
Permian Resources Operating LLC 7% 1/15/2032 (d)	630,000	648,622
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	545,000	511,565
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)	285,000	272,592
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)	110,000	106,365
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	645,000	615,319
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	105,000	105,121
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	700,000	700,924
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	125,000	121,566
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	680,000	643,634
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)	556,000	555,938
Talos Production Inc 9% 2/1/2029 (d)	90,000	94,162
Venture Global Calcasieu 3.875% 11/1/2033 (d)	180,000	156,629
Venture Global Calcasieu 3.875% 8/15/2029 (d)	220,000	204,358
Venture Global Calcasieu 4.125% 8/15/2031 (d)	1,210,000	1,101,585
Venture Global Calcasieu 6.25% 1/15/2030 (d)	1,255,000	1,284,810
Venture Global LNG Inc 8.125% 6/1/2028 (d)	550,000	574,776
		31,833,114
TOTAL ENERGY		33,268,094

Financials - 7.1%
Banks - 0.4%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)	730,000	705,518
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)	240,000	250,235
Western Alliance Bancorp 3% 6/15/2031 (c)	105,000	99,256
		1,055,009
Capital Markets - 1.0%
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)	950,000	904,208
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	330,000	331,334
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	365,000	367,268
LPL Holdings Inc 4% 3/15/2029 (d)	710,000	674,610
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	275,000	283,618
		2,561,038
Consumer Finance - 2.9%
Capstone Borrower Inc 8% 6/15/2030 (d)	125,000	130,149
Encore Capital Group Inc 9.25% 4/1/2029 (d)	160,000	171,917
Ford Motor Credit Co LLC 2.3% 2/10/2025	180,000	178,976
Ford Motor Credit Co LLC 2.7% 8/10/2026 (i)	600,000	574,844
Ford Motor Credit Co LLC 2.9% 2/10/2029	180,000	162,736
Ford Motor Credit Co LLC 4.687% 6/9/2025	500,000	498,851
Ford Motor Credit Co LLC 5.125% 6/16/2025	330,000	329,779
Navient Corp 6.75% 6/15/2026	1,545,000	1,571,648
OneMain Finance Corp 3.5% 1/15/2027	1,485,000	1,426,628
OneMain Finance Corp 6.625% 5/15/2029	240,000	244,872
OneMain Finance Corp 7.125% 11/15/2031 (i)	120,000	123,610
OneMain Finance Corp 7.125% 3/15/2026	309,000	315,673
OneMain Finance Corp 7.5% 5/15/2031	785,000	817,344
OneMain Finance Corp 7.875% 3/15/2030 (i)	410,000	433,039
		6,980,066
Financial Services - 2.5%
Block Inc 2.75% 6/1/2026	180,000	173,837
Block Inc 6.5% 5/15/2032 (d)	460,000	471,948
GN Bondco LLC 9.5% 10/15/2031 (d)(i)	365,000	388,466
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	140,000	143,582
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,740,000	1,672,671
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	1,569,000	1,546,251
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	355,000	358,561
NFE Financing LLC 12% 11/15/2029 (d)	517,119	518,412
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)(i)	680,000	627,514
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	240,000	250,579
		6,151,821
Insurance - 0.3%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	240,000	242,700
Ryan Specialty LLC 4.375% 2/1/2030 (d)	265,000	251,544
Ryan Specialty LLC 5.875% 8/1/2032 (d)	160,000	159,905
		654,149
TOTAL FINANCIALS		17,402,083

Health Care - 5.2%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	145,000	116,729
Health Care Equipment & Supplies - 1.0%
Avantor Funding Inc 3.875% 11/1/2029 (d)	500,000	464,302
Avantor Funding Inc 4.625% 7/15/2028 (d)	605,000	584,518
Hologic Inc 3.25% 2/15/2029 (d)	560,000	514,783
Hologic Inc 4.625% 2/1/2028 (d)	85,000	83,345
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	690,000	702,812
Teleflex Inc 4.25% 6/1/2028 (d)	150,000	143,583
		2,493,343
Health Care Providers & Services - 2.5%
Centene Corp 2.45% 7/15/2028	35,000	31,645
Centene Corp 2.5% 3/1/2031	695,000	583,489
DaVita Inc 4.625% 6/1/2030 (d)	320,000	299,738
Molina Healthcare Inc 3.875% 5/15/2032 (d)(i)	740,000	654,860
Molina Healthcare Inc 6.25% 1/15/2033 (d)	365,000	368,097
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)	500,000	483,478
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	335,000	344,357
Tenet Healthcare Corp 4.625% 6/15/2028	1,970,000	1,911,572
Tenet Healthcare Corp 5.125% 11/1/2027	1,245,000	1,233,551
		5,910,787
Health Care Technology - 0.5%
IQVIA Inc 5% 5/15/2027 (d)	1,310,000	1,295,352
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	830,000	768,886
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	75,000	71,987
		840,873
Pharmaceuticals - 0.9%
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,000,000	949,793
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	775,000	734,497
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(i)	525,000	480,584
		2,164,874
TOTAL HEALTH CARE		12,821,958

Industrials - 10.0%
Aerospace & Defense - 2.0%
BWX Technologies Inc 4.125% 6/30/2028 (d)	495,000	470,082
Howmet Aerospace Inc 5.95% 2/1/2037	300,000	318,177
Howmet Aerospace Inc 6.75% 1/15/2028	775,000	818,753
Moog Inc 4.25% 12/15/2027 (d)	730,000	702,364
TransDigm Inc 6% 1/15/2033 (d)	1,445,000	1,444,863
TransDigm Inc 6.375% 3/1/2029 (d)	1,080,000	1,097,600
		4,851,839
Air Freight & Logistics - 0.5%
Cargo Aircraft Management Inc 4.75% 2/1/2028 (d)(i)	500,000	495,714
Rand Parent LLC 8.5% 2/15/2030 (d)(i)	755,000	764,909
		1,260,623
Building Products - 1.8%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	940,000	925,033
Builders FirstSource Inc 4.25% 2/1/2032 (d)	980,000	892,715
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	1,410,000	1,425,582
Standard Industries Inc/NY 4.375% 7/15/2030 (d)	1,240,000	1,153,475
		4,396,805
Commercial Services & Supplies - 1.8%
ADT Security Corp/The 4.125% 8/1/2029 (d)	180,000	168,639
ADT Security Corp/The 4.875% 7/15/2032 (d)	175,000	162,882
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	270,000	286,447
Clean Harbors Inc 6.375% 2/1/2031 (d)	425,000	432,614
CoreCivic Inc 8.25% 4/15/2029	215,000	228,331
GEO Group Inc/The 8.625% 4/15/2029	260,000	275,007
GFL Environmental Inc 6.75% 1/15/2031 (d)	1,195,000	1,239,268
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (d)	1,270,000	1,194,046
Waste Management Inc 3.875% 1/15/2029 (d)	460,000	446,456
		4,433,690
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/2027	1,010,000	1,002,703
Electrical Equipment - 0.4%
Sensata Technologies BV 4% 4/15/2029 (d)	555,000	517,569
Vertiv Group Corp 4.125% 11/15/2028 (d)	445,000	423,792
		941,361
Ground Transportation - 0.3%
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	345,000	346,898
XPO Inc 6.25% 6/1/2028 (d)	280,000	284,106
XPO Inc 7.125% 2/1/2032 (d)	145,000	151,161
		782,165
Industrial Conglomerates - 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)	950,000	924,709
Machinery - 0.4%
Allison Transmission Inc 3.75% 1/30/2031 (d)	635,000	570,767
Esab Corp 6.25% 4/15/2029 (d)	415,000	422,189
		992,956
Passenger Airlines - 1.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)	750,000	768,175
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)	305,000	322,261
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	175,000	174,918
United Airlines Inc 4.375% 4/15/2026 (d)	1,080,000	1,064,510
		2,329,864
Professional Services - 0.5%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)	795,000	761,041
Booz Allen Hamilton Inc 4% 7/1/2029 (d)	70,000	66,581
TriNet Group Inc 3.5% 3/1/2029 (d)	295,000	270,824
TriNet Group Inc 7.125% 8/15/2031 (d)	180,000	185,088
		1,283,534
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)	190,000	194,707
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (d)(i)	365,000	360,528
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)	460,000	475,132
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)	275,000	292,002
		1,322,369
TOTAL INDUSTRIALS		24,522,618

Information Technology - 5.4%
Communications Equipment - 0.3%
Viasat Inc 5.625% 4/15/2027 (d)	260,000	248,079
Viasat Inc 5.625% 9/15/2025 (d)	360,000	357,579
Viavi Solutions Inc 3.75% 10/1/2029 (d)(i)	360,000	328,809
		934,467
Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp 5% 12/15/2029 (d)(i)	690,000	665,597
Lightning Power LLC 7.25% 8/15/2032 (d)	220,000	229,334
Sensata Technologies Inc 3.75% 2/15/2031 (d)	665,000	594,223
TTM Technologies Inc 4% 3/1/2029 (d)	680,000	635,637
		2,124,791
IT Services - 1.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	135,000	122,677
ASGN Inc 4.625% 5/15/2028 (d)	790,000	756,380
Gartner Inc 3.625% 6/15/2029 (d)	100,000	93,414
Gartner Inc 3.75% 10/1/2030 (d)	265,000	245,142
Gartner Inc 4.5% 7/1/2028 (d)	410,000	400,248
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	750,000	695,548
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	700,000	693,148
		3,006,557
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc 2.45% 2/15/2031 (d)	525,000	457,905
Entegris Inc 3.625% 5/1/2029 (d)(i)	1,000,000	920,838
Entegris Inc 4.375% 4/15/2028 (d)	1,045,000	1,001,366
ON Semiconductor Corp 3.875% 9/1/2028 (d)	310,000	293,606
Qorvo Inc 4.375% 10/15/2029	475,000	448,261
		3,121,976
Software - 1.0%
Central Parent Inc / CDK Global Inc 7.25% 6/15/2029 (d)	220,000	221,131
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (d)	350,000	359,207
Crowdstrike Holdings Inc 3% 2/15/2029 (i)	305,000	278,573
Elastic NV 4.125% 7/15/2029 (d)	205,000	191,694
Fair Isaac Corp 4% 6/15/2028 (d)(i)	915,000	872,774
Gen Digital Inc 5% 4/15/2025 (d)	500,000	498,637
		2,422,016
Technology Hardware, Storage & Peripherals - 0.7%
Seagate HDD Cayman 5.75% 12/1/2034	300,000	298,051
Seagate HDD Cayman 8.25% 12/15/2029	1,225,000	1,314,242
		1,612,293
TOTAL INFORMATION TECHNOLOGY		13,222,100

Materials - 7.6%
Chemicals - 2.5%
Avient Corp 6.25% 11/1/2031 (d)	240,000	242,631
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)	600,000	588,451
Chemours Co/The 4.625% 11/15/2029 (d)(i)	250,000	223,187
Chemours Co/The 5.375% 5/15/2027	940,000	923,967
Chemours Co/The 8% 1/15/2033 (d)	485,000	487,704
Methanex US Operations Inc 6.25% 3/15/2032 (d)	365,000	364,222
Olin Corp 5% 2/1/2030 (i)	969,000	930,766
Olin Corp 5.125% 9/15/2027	1,260,000	1,243,714
Tronox Inc 4.625% 3/15/2029 (d)(i)	545,000	502,042
WR Grace Holdings LLC 4.875% 6/15/2027 (d)	615,000	604,397
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	60,000	62,140
		6,173,221
Construction Materials - 0.9%
Knife River Corp 7.75% 5/1/2031 (d)(i)	430,000	450,968
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	330,000	351,102
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)(i)	1,000,000	1,067,429
VM Consolidated Inc 5.5% 4/15/2029 (d)	295,000	285,805
		2,155,304
Containers & Packaging - 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	575,000	517,732
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	15,000	14,941
Ball Corp 2.875% 8/15/2030 (i)	1,015,000	891,502
Ball Corp 3.125% 9/15/2031	1,835,000	1,605,024
Ball Corp 6% 6/15/2029	450,000	457,762
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	480,000	441,310
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	460,000	468,558
OI European Group BV 4.75% 2/15/2030 (d)	185,000	168,789
Sealed Air Corp 5% 4/15/2029 (d)	1,280,000	1,239,597
Sealed Air Corp 6.875% 7/15/2033 (d)(i)	340,000	360,522
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)	355,000	369,508
		6,535,245
Metals & Mining - 1.5%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	85,000	88,931
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	105,000	110,476
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	960,000	880,100
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)	370,000	371,957
Commercial Metals Co 3.875% 2/15/2031	375,000	338,264
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)	630,000	603,819
Novelis Corp 3.875% 8/15/2031 (d)(i)	1,545,000	1,357,281
		3,750,828
TOTAL MATERIALS		18,614,598

Real Estate - 3.7%
Diversified REITs - 0.7%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	360,000	353,570
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (d)	1,292,000	1,272,727
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (d)	155,000	154,242
		1,780,539
Health Care REITs - 0.7%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	600,000	391,572
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,471,000	1,243,017
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026	205,000	185,836
		1,820,425
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)	160,000	163,810
Service Properties Trust 5.5% 12/15/2027	240,000	229,084
Service Properties Trust Series 10YR, 3.95% 1/15/2028	40,000	34,716
		427,610
Real Estate Management & Development - 0.3%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)	80,000	84,676
Kennedy-Wilson Inc 4.75% 2/1/2030	355,000	322,012
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	360,000	362,110
		768,798
Specialized REITs - 1.8%
Iron Mountain Inc 4.875% 9/15/2027 (d)	250,000	246,184
Iron Mountain Inc 4.875% 9/15/2029 (d)	2,430,000	2,340,488
SBA Communications Corp 3.125% 2/1/2029	1,345,000	1,230,517
SBA Communications Corp 3.875% 2/15/2027	350,000	339,990
		4,157,179
TOTAL REAL ESTATE		8,954,551

Utilities - 4.1%
Electric Utilities - 3.6%
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	675,000	597,892
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	145,000	140,720
DPL Inc 4.35% 4/15/2029	400,000	376,291
FirstEnergy Corp 2.25% 9/1/2030	1,225,000	1,058,249
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)(i)	395,000	404,222
NRG Energy Inc 5.25% 6/15/2029 (d)	626,000	613,863
NRG Energy Inc 5.75% 1/15/2028	659,000	659,716
NRG Energy Inc 6% 2/1/2033 (d)	240,000	238,661
NRG Energy Inc 6.25% 11/1/2034 (d)	240,000	239,973
PG&E Corp 5% 7/1/2028 (i)	1,440,000	1,413,762
Vistra Operations Co LLC 5% 7/31/2027 (d)	1,350,000	1,337,417
Vistra Operations Co LLC 5.5% 9/1/2026 (d)	1,022,000	1,020,017
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	480,000	480,007
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	200,000	212,420
		8,793,210
Independent Power and Renewable Electricity Producers - 0.5%
Alpha Generation LLC 6.75% 10/15/2032 (d)	285,000	288,746
Sunnova Energy Corp 11.75% 10/1/2028 (d)	160,000	126,757
TerraForm Power Operating LLC 5% 1/31/2028 (d)	809,000	784,386
		1,199,889
TOTAL UTILITIES		9,993,099

TOTAL UNITED STATES		194,715,538
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $223,507,377)		221,994,852

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Financials - 1.4%
Banks - 0.7%
Citigroup Inc 6.75% (c)(k)	969,000	965,671
Citigroup Inc 7.125% (c)(k)	430,000	443,712
Wells Fargo & Co 7.625% (c)(i)(k)	270,000	291,925
		1,701,308
Capital Markets - 0.2%
Charles Schwab Corp/The 4% (c)(k)	355,000	314,757
Charles Schwab Corp/The 5.375% (c)(k)	175,000	176,646
		491,403
Consumer Finance - 0.5%
Ally Financial Inc 4.7% (c)(k)	1,300,000	1,227,836
TOTAL FINANCIALS		3,420,547

TOTAL PREFERRED SECURITIES (Cost $3,402,488)		3,420,547

U.S. Treasury Obligations - 0.5%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $1,197,614)	4.40	1,220,000	1,218,284

Money Market Funds - 12.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.64	13,581,535	13,584,252
Fidelity Securities Lending Cash Central Fund (m)(n)	4.64	16,976,010	16,977,707
TOTAL MONEY MARKET FUNDS (Cost $30,560,021)			30,561,959

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $260,905,907)	259,437,459
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(15,078,045)
NET ASSETS - 100.0%	244,359,414

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $164,371,141 or 67.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $60,474 and $60,927, respectively.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $35,318 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Security or a portion of the security is on loan at period end.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	14,471,537	9,541,256	10,428,541	176,942	-	-	13,584,252	0.0%
Fidelity Securities Lending Cash Central Fund	12,364,537	31,535,470	26,922,300	17,905	-	-	16,977,707	0.1%
Total	26,836,074	41,076,726	37,350,841	194,847	-	-	30,561,959

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.